MORTGAGE-BACKED SECURITIES HELD TO MATURITY - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Mortgage Backed Securities Held To Maturity [Abstract]
Recognized gain on the sale of mortgage securities	$ 295,000
Recognized loss on the sale of mortgage securities	38,000	32,000
Amortized cost on mortgage backed security	$ 10,500,000	$ 891,000